CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:
Net Income	$ (1,661,850)	$ (426,656)	$ (1,787,669)	$ (356,595)
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and Amortization	59,019	17,038	61,024	2,987
Common Stock Issued in Exchange for Services		59,250	800,000	6,800
Common Stock Issued for Sponsorship	2,578	34,388	34,388
Common Stock Issued for Compensation	476,000	303,200	290,100	136,000
Interest expense related to warrant issued in private placement	281,565
Preferred Stock Issued for Compensation				7,900
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	26,881	(327,716)	(63,543)	(36,400)
Decrease (increase) in other receivable			(14,876)
Decrease (increase) in inventory	(27,924)	(26,820)	(619,405)	(9,163)
Decrease (increase) in prepaids		36,134	36,134	(36,134)
Decrease (increase) in intercompany transactions	1
Decrease (increase) in other current assets	(8,526)	(5,855)	(1,001)	(2,462)
Decrease (increase) in deposits		(6,500)	(6,500)
Decrease (increase) in right-of-use asset	(385,878)		(378,013)
Increase (decrease) in accounts payable	(9,522)	72,303	42,456	21,604
Increase (decrease) in credit card payable	5,301	7,333	4,126	1,236
Increase (decrease) in accrued compensation	137,625
Increase (decrease) in accrued expenses	17,217	(9,582)	15,261	564
Increase (decrease) in derivative liability	148,628
Increase (decrease) in lease liability	324,918		357,171
Net cash provided by (used in) operating activities	(613,967)	(273,484)	(1,228,699)	(263,663)
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(31,081)	(77,984)	(127,687)	(30,794)
Changes in goodwill		(61,000)
Common Stock Issued for Trademark			59,250
Purchase of intellectual property		(81,750)	(81,750)
Investment			1,648	(1,648)
Net cash provided by (used in) investing activities	(31,081)	(220,734)	(148,539)	(32,442)
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:
Proceeds from shareholder payable				106,000
Changes in note payable - related party	(6,000)	66,000	60,000	20,000
Changes in line of credit - related party	325,500	242,151	1,092,151
Proceeds from line of credit - related party			255,000	143,470
Changes line of credit		255,000
Cash received from convertible debt	250,000
Changes in PPP note payable	95,161
Net cash provided by (used in) financing activities	664,661	563,151	1,407,151	269,470
Net cash increase for period	19,613	68,933	28,265	(26,635)
Cash at beginning of period	36,223	7,958	7,958	34,593
Cash at end of period	55,836	77,633	36,223	7,958
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes
Cash paid for interest	16,384		5,158
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred Stock Shares Returned		$ 6,500
Shares of Common Stock Returned			$ (186,500)	$ (1,025,000)